SCHEDULE OF INVESTMENTS IN FINANCIAL ASSETS MEASURED AT FAIR VALUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 16,943	$ 9,368
Estimated Fair Value	16,731	9,449
Deposit / (Withdraw)	6,730
Dividends, Interest and Income	764
Gross Unrealized Gains / (Losses)	(212)	81
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	16,840	9,289
Estimated Fair Value	16,628	9,370
Deposit / (Withdraw)	6,706
Dividends, Interest and Income	764
Gross Unrealized Gains / (Losses)	(212)
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	103	79
Estimated Fair Value	103	$ 79
Deposit / (Withdraw)	24
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)